Business combination (Narrative) (Details) - CAD ($)		12 Months Ended
	Aug. 11, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Interest accretion on balance due on business combination		$ 173,350	$ 110,204
Allowance for expected credit losses		4,693,283	520,000	$ 0
Pyro Green-Gas And Subsidiaries
Disclosure of detailed information about business combination [line items]
Maximum purchase price consideration in Cash	$ 4,355,600
Settlement of pre-existing loan receivable from Pyro Green-Gas	$ 1,744,000,000,000	1,744,400
Expected period for completion of specified milestones by Pyro Green-Gas	30 months
Trade receivables recognized		807,946
Allowance for doubtful accounts recognized		3,255,000,000,000
Goodwill not expected to be deductible for tax purposes		2,660,607,000,000
Recognized revenue of Pyro Green-Gas			6,800,090,000,000
Acquisition-related costs			101,157
Consideration paid at closing and continent consideration	$ 3,841,999	3,842,000
Interest accretion on balance due on business combination		173,350	$ 110,204
Discount rate	8.00%
Allowance for expected credit losses		$ 512,592